Notes Payable - Schedule of Aggregate Maturity on the Notes Payable (Details) - Notes Payable [Member] - USD ($)	Jan. 31, 2025	Oct. 31, 2024
Schedule of Aggregate Maturity on the Notes Payable [Line Items]
2025	$ 1,350,000
2026		$ 250,000
2027	50,000	1,150,000
Total notes payable	1,400,000	1,400,000
Less current portion	(1,350,000)	(200,000)
Notes payable, non-current portion	$ 50,000	$ 1,150,000